As filed with the Securities and Exchange Commission
on December 4, 2014
Registration No. 33-___________
(Investment Company Act Registration No. 811-07205)

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. ____	[ ]

Variable Insurance Products Fund III
(Exact Name of Registrant as Specified in Charter)

Registrant's Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210
(Address Of Principal Executive Offices)

Scott C. Goebel, Secretary
245 Summer Street
Boston, MA 02210
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

It is proposed that this filing will become effective on January 3, 2015, pursuant to Rule 488.

VIP GROWTH STRATEGIES PORTFOLIO
A SERIES OF
VARIABLE INSURANCE PRODUCTS FUND III

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-877-208-0098

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of VIP Growth Strategies Portfolio:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of VIP Growth Strategies Portfolio (the fund) will be held at an office of Variable Insurance Products Fund III (the trust), 245 Summer Street, Boston, Massachusetts 02210 (at the corner of Summer Street and Dorchester Avenue, next to Boston's South Station) on March 10, 2015 at 9:00 a.m. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of VIP Growth Strategies Portfolio to VIP Mid Cap Portfolio in exchange solely for corresponding shares of beneficial interest of VIP Mid Cap Portfolio and the assumption by VIP Mid Cap Portfolio of VIP Growth Strategies Portfolio's liabilities, in complete liquidation of VIP Growth Strategies Portfolio.

The Board of Trustees has fixed the close of business on January 20, 2015 as the record date for the determination of the shareholders of the fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,
SCOTT C. GOEBEL, Secretary

January 20, 2015

Your vote is important - please vote your shares promptly.

Variable product owners, who have a voting interest in insurance company separate accounts holding shares of the fund, are invited to attend the Meeting in person. Admission to the Meeting will be on a first-come, first-served basis and will require picture identification. Variable product owners arriving after the start of the Meeting may be denied entry. Cameras, cell phones, recording equipment and other electronic devices will not be permitted. Fidelity reserves the right to inspect any persons or items prior to admission to the Meeting.

Any variable product owner who does not expect to attend the Meeting is urged to indicate voting instructions on the enclosed proxy card or voting instruction form, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your voting interest may be. If you wish to wait until the Meeting to vote your shares, you will need to request a paper ballot or voting instruction form at the Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD or voting instruction form

The following general rules for executing a proxy card or voting instruction form may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card or voting instruction form properly.

1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card or voting instruction form.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card or voting instruction form. For example:

REGISTRATION		VALID SIGNATURE
A. 1)	ABC Corp.	John Smith, Treasurer
2)	ABC Corp.	John Smith, Treasurer
c/o John Smith, Treasurer
B. 1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
2)	ABC Trust	Ann B. Collins, Trustee
3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
u/t/d 12/28/78
C. 1)	Anthony B. Craft, Cust.	Anthony B. Craft
f/b/o Anthony B. Craft, Jr.
UGMA

VIP GROWTH STRATEGIES PORTFOLIO
VIP MID CAP PORTFOLIO
SERIES OF
VARIABLE INSURANCE PRODUCTS FUND III

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-877-208-0098

PROXY STATEMENT AND PROSPECTUS
JANUARY 20, 2015

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of VIP Growth Strategies Portfolio (the fund), a series of Variable Insurance Products Fund III (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust's Board of Trustees to be used at the Special Meeting of Shareholders of VIP Growth Strategies Portfolio and at any adjournments thereof (the Meeting), to be held on March 10, 2015 at 9:00 a.m. Eastern Time (ET) at 245 Summer Street, Boston, Massachusetts 02210, an office of the trust and Fidelity Management & Research Company (FMR or the Adviser), the fund's manager.

As more fully described in the Proxy Statement, shareholders of VIP Growth Strategies Portfolio are being asked to consider and vote on an Agreement and Plan of Reorganization (the Agreement) relating to the proposed acquisition of VIP Growth Strategies Portfolio by VIP Mid Cap Portfolio. The transaction contemplated by the Agreement is referred to as the Reorganization.

If the Agreement is approved by the fund's shareholders and the Reorganization occurs, each shareholder of VIP Growth Strategies Portfolio will become a shareholder of VIP Mid Cap Portfolio. VIP Growth Strategies Portfolio will transfer all of its assets to VIP Mid Cap Portfolio in exchange solely for shares of beneficial interest of VIP Mid Cap Portfolio and the assumption by VIP Mid Cap Portfolio of VIP Growth Strategies Portfolio's liabilities in complete liquidation of the fund. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on April 24, 2015, or such other time and date as the parties may agree (the Closing Date).

VIP Mid Cap Portfolio (together with VIP Growth Strategies Portfolio, the funds), an equity fund, is a diversified series of Variable Insurance Products Fund III, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). VIP Mid Cap Portfolio seeks long-term growth of capital. VIP Mid Cap Portfolio seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of companies with medium market capitalizations.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card or voting instruction form are first being mailed on or about January 20, 2015. The Proxy Statement sets forth concisely the information about the Reorganization and VIP Mid Cap Portfolio that shareholders should know before voting on the proposed Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:

(i) the Statement of Additional Information dated January 20, 2015, relating to this Proxy Statement;

(ii) the Prospectus for VIP Mid Cap Portfolio dated April 30, 2014, relating to Initial Class, Service Class, and Service Class 2 shares, a copy of which, if applicable, accompanies this Proxy Statement;

(iii) the Prospectus for VIP Mid Cap Portfolio dated April 30, 2014, relating to Investor Class shares, a copy of which, if applicable, accompanies this Proxy Statement;

(iv) the Statement of Additional Information for VIP Mid Cap Portfolio and VIP Growth Strategies Portfolio dated April 30, 2014, as supplemented, relating to Initial Class, Service Class, and Service Class 2 shares;

(v) the Statement of Additional Information for VIP Mid Cap Portfolio and VIP Growth Strategies Portfolio dated April 30, 2014, as supplemented, relating to Investor Class shares;

(vi) the Semiannual Report for VIP Mid Cap Portfolio for the fiscal period ended June 30, 2014, relating to Initial Class, Service Class, Service Class 2, and Investor Class shares;

(vii) the Prospectus for VIP Growth Strategies Portfolio dated April 30, 2014, as supplemented, relating to Initial Class, Service Class, and Service Class 2 shares;

(viii) the Prospectus for VIP Growth Strategies Portfolio dated April 30, 2014, as supplemented, relating to Investor Class shares; and

(ix) the Semiannual Report for VIP Growth Strategies Portfolio for the fiscal period ended June 30, 2014, relating to Initial Class, Service Class, Service Class 2, and Investor Class shares.

You can obtain copies of the funds' current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting the trust at Fidelity Distributors Corporation (FDC), 100 Salem Street, Smithfield, Rhode Island 02917, by calling 1-877-208-0098, or by logging on to www.advisor.fidelity.com.

The trust is subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, the trust must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC's Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC's Midwest Regional Office, 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC's Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC's Public Reference Room by calling the SEC at 1-202-551-8090.

TABLE OF CONTENTS

Synopsis......................................................................................................................................................................	5
Comparison of Principal Risk Factors........................................................................................................................	12
The Proposed Transaction..........................................................................................................................................	15
Additional Information about the Funds.....................................................................................................................	18
Voting Information......................................................................................................................................................	22
Miscellaneous.............................................................................................................................................................	24
Exhibit 1. Form of Agreement and Plan of Reorganization of Growth Strategies Portfolio......................................	24

SYNOPSIS

This Proxy Statement is being provided to you as the owner of a variable insurance product through which you have the ability to vote shares of VIP Growth Strategies Portfolio held in an insurance company separate account. Shares of the fund are currently sold only to life insurance companies. Each company holds its shares in a separate account (the Variable Account), which serves as the funding vehicle for its variable insurance products. Each company will vote its shares held in a Variable Account in accordance with instructions received from variable product owners having a voting interest in the Variable Account. Accordingly, for ease of reference, variable product owners are generally referred to as "shareholders" in this Proxy Statement, unless indicated otherwise.

The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and/or in the Prospectuses and Statements of Additional Information of VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio, which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of VIP Mid Cap Portfolio carefully for more complete information.

What proposal am I being asked to vote on?

As more fully described in the "Proposed Transaction" below, shareholders of VIP Growth Strategies Portfolio are being asked to approve the Agreement relating to the proposed acquisition of VIP Growth Strategies Portfolio by VIP Mid Cap Portfolio.

Shareholders of record as of the close of business on January 20, 2015 will be entitled to vote at the Meeting.

If the Agreement is approved by fund shareholders and the Reorganization occurs, each shareholder of VIP Growth Strategies Portfolio will become a shareholder of VIP Mid Cap Portfolio instead. VIP Growth Strategies Portfolio will transfer all of its assets to VIP Mid Cap Portfolio in exchange solely for shares of beneficial interest of VIP Mid Cap Portfolio and the assumption by VIP Mid Cap Portfolio of VIP Growth Strategies Portfolio's liabilities in complete liquidation of the fund. Each shareholder of VIP Growth Strategies Portfolio will receive shares of the corresponding class of VIP Mid Cap Portfolio. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

For more information, please refer to the section entitled "The Proposed Transaction - Agreement and Plan of Reorganization."

Has the Board of Trustees approved the proposal?

Yes. The fund's Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

What are the reasons for the proposal?

The Board of Trustees considered the following factors, among others, in determining to recommend that shareholders vote in favor of the Reorganization by approving the Agreement:

-The Reorganization will permit VIP Growth Strategies Portfolio shareholders to pursue similar investment goals in a larger combined fund that has a similar investment objective.

-VIP Growth Strategies Portfolio shareholders are expected to benefit from a reduction in net expenses of approximately 0.26% of average net assets, including a 0.05% reduction in management fees (based on data for the twelve months ended June 30, 2014).

-The Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

For more information, please refer to the section entitled "The Proposed Transaction - Reasons for the Reorganization."

How will you determine the number of shares of VIP Mid Cap Portfolio that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization. As provided in the Agreement, VIP Growth Strategies Portfolio will distribute shares of VIP Mid Cap Portfolio to its shareholders so that each shareholder will receive the number of full and fractional shares of VIP Mid Cap Portfolio equal in value to the net asset value of shares of VIP Growth Strategies Portfolio held by such shareholder on the Closing Date.

For more information, please refer to the section entitled "The Proposed Transaction - Agreement and Plan of Reorganization."

What class of shares of VIP Mid Cap Portfolio will I receive?

Holders of Initial Class, Service Class, Service Class 2, and Investor Class shares of VIP Growth Strategies Portfolio will receive, respectively, Initial Class, Service Class, Service Class 2, and Investor Class shares of VIP Mid Cap Portfolio.

Is the Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes either to VIP Growth Strategies Portfolio or VIP Mid Cap Portfolio or to the Variable Accounts that are the economic shareholders of either fund, except that VIP Growth Strategies Portfolio may recognize gain or loss with respect to assets (if any) that are subject to "mark-to-market" tax accounting.

For more information, please refer to the section entitled "The Proposed Transaction - Federal Income Tax Considerations."

How do the funds' investment objectives, strategies, policies, and limitations compare?

Although the funds have similar investment objectives and principal investment strategies, there are some differences of which you should be aware. The following compares the investment objectives and principal investment strategies of VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio:

VIP Growth Strategies Portfolio	VIP Mid Cap Portfolio

Investment Objective (subject to change only by shareholder approval)	Investment Objective (subject to change only by shareholder approval)

VIP Growth Strategies Portfolio seeks capital appreciation.	VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies	Principal Investment Strategies

The Adviser normally invests the fund's assets primarily in common stocks.	Same principal strategy.

The Adviser normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

Although the Adviser focuses on investing the fund's assets in securities issued by medium-sized companies, the Adviser may also make substantial investments in securities issued by larger or smaller companies.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell MidcapR Index or the S&P MidCap 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. The Adviser may also invest the fund's assets in companies with smaller or larger market capitalizations.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

Same principal strategy.
In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.	Same principal strategy.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Same principal strategy.
If the Adviser's strategies do not work as intended, the fund may not achieve its objective.	Same principal strategy.

For a comparison of the principal risks associated with the funds' principal investment strategies, please refer to the section entitled "Comparison of Principal Risk Factors."

Although the funds have similar fundamental and non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the differences in the investment policies and limitations of VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio:

VIP Growth Strategies Portfolio	VIP Mid Cap Portfolio

Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Senior Securities. The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Senior Securities. The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of VIP Growth Strategies Portfolio's concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

No corresponding policy or limitation.
No corresponding policy or limitation.

Pooled Funds. The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

No corresponding policy or limitation.	Oil, Gas, and Mineral Exploration Programs. The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
No corresponding policy or limitation.

Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

For more information about the funds' investment objectives, strategies, policies, and limitations, please refer to the "Investment Details" section of the funds' Prospectuses, and to the "Investment Policies and Limitations" section of the funds' Statements of Additional Information, each of which are incorporated herein by reference.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of VIP Mid Cap Portfolio.

How do the funds' management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio:

Management of the Funds

The principal business address of FMR, each fund's investment adviser and administrator, and FMR Co., Inc. (FMRC), sub-adviser to the funds, is 245 Summer Street, Boston, Massachusetts 02210.

As the manager, FMR has overall responsibility for directing the funds' investments and handling their business affairs. As of December 31, 2013, FMR had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for the funds. As of December 31, 2013, FMRC had approximately $866.5 billion in discretionary assets under management.

Fidelity Management & Research (U.K.) Inc. (FMR U.K.), located at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), located at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Limited (FMR Japan) (formerly Fidelity Management & Research (Japan) Inc.), located at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, are also sub-advisers to the funds.

FMR and each of the sub-advisers are expected to continue serving as manager or sub-adviser of the combined fund after the Reorganization.

Jean Park is portfolio manager of VIP Growth Strategies Portfolio, which she has managed since August 2013. She also manages other funds. Since joining Fidelity Investments in 2006, Ms. Park has worked as a research analyst and portfolio manager.

Tom Allen is portfolio manager of VIP Mid Cap Portfolio, which he has managed since June 2001. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager. Mr. Allen is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by Ms. Park and Mr. Allen, please refer to the "Management Contracts" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Each of VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio pay a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.52%, and it drops as total assets under management increase. For June 2014, the group fee rate was 0.25%. The individual fund fee rate for VIP Growth Strategies Portfolio is 0.35% of its average net assets. The individual fund fee rate for VIP Mid Cap Portfolio is 0.30% of its average net assets.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended December 31, 2013.

If the Reorganization is approved, the combined fund will retain VIP Mid Cap Portfolio's management fee structure.

For more information about fund management, please refer to the "Fund Management" section of the funds' Prospectuses, and to the "Control of Investment Advisers" and "Management Contracts" sections of the funds' Statements of Additional Information, each of which are incorporated herein by reference.

Expense Reimbursement Arrangements

The Adviser has voluntarily agreed to reimburse each class of VIP Growth Strategies Portfolio to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rates: Initial Class, 0.90%; Service Class, 1.00%; Service Class 2, 1.15%; and Investor Class, 0.98%. Voluntary arrangements may be discontinued at any time.

There are no similar arrangements with respect to VIP Mid Cap Portfolio.

For more information about the funds' fees and operating expenses, please refer to the funds' Prospectuses, which are incorporated herein by reference, and to "Annual Fund and Class Operating Expenses" below.

If the proposed Reorganization is not approved, VIP Growth Strategies Portfolio will maintain its current expense structure.

Distribution of Fund Shares

The principal business address of FDC, each fund's principal underwriter and distribution agent, is 100 Salem Street, Smithfield, Rhode Island, 02917.

Initial Class, Service Class, Service Class 2, and Investor Class of each fund have adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act).

Initial Class and Investor Class have adopted Distribution and Service Plans pursuant to Rule 12b-1 under the 1940 Act that recognize that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class and Investor Class shares and/or support services that benefit variable product owners. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Initial Class and Investor Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consider disclosures made by their investment professionals at the time of purchase.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

If the Reorganization is approved, the Distribution and Service Plans for the combined fund will remain unchanged.

For more information about fund distribution, please refer to the "Fund Distribution" section of the funds' Prospectuses, and to the "Distribution Services" section of the funds' Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds' fees and operating expenses compare, and what are the combined fund's fees and operating expenses estimated to be following the Reorganization?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund and Class Operating Expenses

The following tables show the fees and expenses of VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio for the 12 months ended June 30, 2014, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. Annual fund or class operating expenses are paid by each fund or class, as applicable.

As shown below, the Reorganization is expected to result in lower total operating expenses for shareholders of Initial Class, Service Class, Service Class 2, and Investor Class of VIP Growth Strategies Portfolio.

Initial Class

Fees

	VIP Growth Strategies Portfolio	VIP Mid Cap Portfolio	VIP Mid Cap Portfolio Pro forma Combined
Fees (fees paid directly from your investment)	Not Applicable	Not Applicable	Not Applicable

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	VIP Growth Strategies PortfolioA	VIP Mid Cap PortfolioA	VIP Mid Cap Portfolio Pro forma CombinedB
Management fee	0.60%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.38%	0.09%	0.09%
Total annual operating expenses	0.98%	0.64%	0.64%

A Based on expenses for the 12 months ended June 30, 2014.

B Based on estimated expenses for the 12 months ended June 30, 2014.

Service Class

Fees

	VIP Growth Strategies Portfolio	VIP Mid Cap Portfolio	VIP Mid Cap Portfolio Pro forma Combined
Fees (fees paid directly from your investment)	Not Applicable	Not Applicable	Not Applicable

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	VIP Growth Strategies PortfolioA	VIP Mid Cap PortfolioA	VIP Mid Cap Portfolio Pro forma CombinedB
Management fee	0.60%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	0.10%	0.10%	0.10%
Other expenses	0.35%	0.09%	0.09%
Total annual operating expenses	1.05%	0.74%	0.74%

A Based on expenses for the 12 months ended June 30, 2014.

B Based on estimated expenses for the 12 months ended June 30, 2014.

Service Class 2

Fees

	VIP Growth Strategies Portfolio	VIP Mid Cap Portfolio	VIP Mid Cap Portfolio Pro forma Combined
Fees (fees paid directly from your investment)	Not Applicable	Not Applicable	Not Applicable

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	VIP Growth Strategies PortfolioA	VIP Mid Cap PortfolioA	VIP Mid Cap Portfolio Pro forma CombinedB
Management fee	0.60%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.35%	0.09%	0.09%
Total annual operating expenses	1.20%	0.89%	0.89%

A Based on expenses for the 12 months ended June 30, 2014.

B Based on estimated expenses for the 12 months ended June 30, 2014.

Investor Class

Fees

	VIP Growth Strategies Portfolio	VIP Mid Cap Portfolio	VIP Mid Cap Portfolio Pro forma Combined
Fees (fees paid directly from your investment)	Not Applicable	Not Applicable	Not Applicable

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	VIP Growth Strategies PortfolioA	VIP Mid Cap PortfolioA	VIP Mid Cap Portfolio Pro forma CombinedB
Management fee	0.60%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.44%	0.17%	0.17%
Total annual operating expenses	1.04%	0.72%	0.72%

A Based on expenses for the 12 months ended June 30, 2014.

B Based on estimated expenses for the 12 months ended June 30, 2014.

VIP Growth Strategies Portfolio had voluntary expense caps during the 12 months ended June 30, 2014 (see "Expense Reimbursement Arrangements" on page 7 for a summary of these arrangements). Expenses of the fund shown in each of the Annual Class Operating Expenses tables above do not reflect these voluntary expense caps. To the extent that the gross expenses of a class of the fund exceeded its voluntary expense cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary expense cap. These voluntary arrangements may be discontinued by FMR at any time.

Examples of Effect of Fund Expenses

The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization. The tables do not include any fees or other expenses of any variable annuity or variable life insurance product. If they did, overall expenses would be higher. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

VIP Growth Strategies Portfolio

	Initial Class	Service Class	Service Class 2	Investor Class
1 year	$ 100	$ 107	$ 122	$ 106
3 years	$ 312	$ 334	$ 381	$ 331
5 years	$ 542	$ 579	$ 660	$ 574
10 years	$ 1,201	$ 1,283	$ 1,455	$ 1,271

VIP Mid Cap Portfolio

	Initial Class	Service Class	Service Class 2	Investor Class
1 year	$ 65	$ 76	$ 91	$ 74
3 years	$ 205	$ 237	$ 284	$ 230
5 years	$ 357	$ 411	$ 493	$ 401
10 years	$ 798	$ 918	$ 1,096	$ 894

VIP Mid Cap Portfolio Pro Forma Combined

	Initial Class	Service Class	Service Class 2	Investor Class
1 year	$ 65	$ 76	$ 91	$ 74
3 years	$ 205	$ 237	$ 284	$ 230
5 years	$ 357	$ 411	$ 493	$ 401
10 years	$ 798	$ 918	$ 1,096	$ 894

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Do the procedures for purchasing and redeeming shares of the funds differ?

No. The procedures for purchasing and redeeming shares of the funds are the same. If the Reorganization is approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.

For more information about the procedures for purchasing and redeeming the funds' shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the "Additional Information about the Purchase and Sale of Shares" section of the funds' Prospectuses, and to the "Buying and Selling Information" section of the funds' Statements of Additional Information, each of which are incorporated herein by reference.

Do the funds' dividend and distribution policies differ?

No. The funds' dividend and distribution policies are the same. If the Reorganization is approved, the dividend and distribution policies of the combined fund will remain unchanged.

On or before the Closing Date, VIP Growth Strategies Portfolio may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain. Variable Accounts generally do not pay tax on dividends or capital gain distributions from the fund, and, in addition, such dividends and/or distributions will be automatically reinvested in the fund.

Whether or not the Reorganization is approved, VIP Growth Strategies Portfolio is required to recognize gain or loss on any assets subject to "mark-to-market" tax accounting held by the fund on the last day of its taxable year, which is December 31. If the Reorganization is approved, gains or losses on such assets held on the Closing Date by VIP Growth Strategies Portfolio may be required to be recognized on the Closing Date.

For more information about the funds' dividend and distribution policies, please refer to the "Dividends and Capital Gain Distributions" section of the funds' Prospectuses, and to the "Distributions and Taxes" section of the funds' Statements of Additional Information, each of which are incorporated herein by reference.

Who bears the expenses associated with the Reorganization?

VIP Growth Strategies Portfolio will bear the cost of the Reorganization, provided the expenses do not exceed its classes' existing voluntary expense caps. Expenses exceeding a class's voluntary expense cap will be paid by FMR. Any transaction costs associated with portfolio adjustments to VIP Growth Strategies Portfolio due to the Reorganization that occur prior to the Closing Date will be borne by the fund notwithstanding each class's voluntary expense cap.

For more information, please refer to the section entitled "Voting Information - Solicitation of Proxies; Expenses."

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have similar investment objectives and strategies as described above, the funds are subject to similar investment risks. Because the funds have some different principal investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in both of the funds?

Each fund is subject to the following principal risks:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

What additional risks are associated with an investment in VIP Growth Strategies Portfolio?

VIP Growth Strategies Portfolio is subject to the following principal risk, which is not a principal risk generally associated with an investment in VIP Mid Cap Portfolio:

"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

What additional risks are associated with an investment in VIP Mid Cap Portfolio?

VIP Mid Cap Portfolio is subject to the following principal risk, which is not a principal risk generally associated with an investment in VIP Growth Strategies Portfolio:

Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

For more information about the principal risks associated with an investment in the funds, please refer to the "Investment Details" section of the funds' Prospectuses, and to the "Investment Policies and Limitations" section of the funds' Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in the performance of each fund's shares from year to year and compares the performance of each fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the funds' prospectuses. Returns for shares of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of each fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns

VIP Growth Strategies Portfolio - Initial Class

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	10.25%	8.11%	8.53%	17.52%	-48.77%	39.73%	24.97%	-8.99%	11.71%	37.26%

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	17.47%	September 30, 2009
Lowest Quarter Return	-24.12%	December 31, 2008

VIP Mid Cap Portfolio - Initial Class

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	24.92%	18.30%	12.70%	15.63%	-39.44%	40.09%	28.83%	-10.61%	14.83%	36.23%

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	19.29%	June 30, 2009
Lowest Quarter Return	-23.63%	December 31, 2008

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Growth Strategies Portfolio
Initial Class	37.26%	19.50%	6.62%
Service Class	37.05%	19.38%	6.52%
Service Class 2	36.71%	19.18%	6.34%
Investor Class	36.99%	19.41%	6.17%A
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	35.74%	23.37%	9.77%
VIP Mid Cap Portfolio
Initial Class	36.23%	20.34%	11.40%
Service Class	36.06%	20.23%	11.29%
Service Class 2	35.87%	20.05%	11.12%
Investor Class	36.08%	20.24%	9.66%A
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	33.50%	21.89%	10.36%

A From July 21, 2005.

THE PROPOSED TRANSACTION

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN VIP GROWTH STRATEGIES PORTFOLIO AND VIP MID CAP PORTFOLIO.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) VIP Mid Cap Portfolio acquiring as of the Closing Date all of the assets of VIP Growth Strategies Portfolio in exchange solely for shares of VIP Mid Cap Portfolio and the assumption by VIP Mid Cap Portfolio of VIP Growth Strategies Portfolio's liabilities; and (b) the distribution of shares of VIP Mid Cap Portfolio to the shareholders of VIP Growth Strategies Portfolio as provided for in the Agreement.

The value of VIP Growth Strategies Portfolio's assets to be acquired by VIP Mid Cap Portfolio and the amount of its liabilities to be assumed by VIP Mid Cap Portfolio will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in VIP Mid Cap Portfolio's then-current Prospectuses and Statements of Additional Information. The net asset value of a share of VIP Mid Cap Portfolio will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.

As of the Closing Date, VIP Mid Cap Portfolio will deliver to VIP Growth Strategies Portfolio, and VIP Growth Strategies Portfolio will distribute to its shareholders of record, shares of VIP Mid Cap Portfolio so that each VIP Growth Strategies Portfolio shareholder will receive the number of full and fractional shares of VIP Mid Cap Portfolio equal in value to the aggregate net asset value of shares of VIP Growth Strategies Portfolio held by such shareholder on the Closing Date; VIP Growth Strategies Portfolio will be liquidated as soon as practicable thereafter. Each VIP Growth Strategies Portfolio shareholder's account shall be credited with the respective pro rata number of full and fractional shares of VIP Mid Cap Portfolio due that shareholder. The net asset value per share of VIP Mid Cap Portfolio will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of VIP Mid Cap Portfolio in a name other than that of the registered holder of the shares on the books of VIP Growth Strategies Portfolio as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of VIP Growth Strategies Portfolio is and will continue to be its responsibility up to and including the Closing Date and such later date on which VIP Growth Strategies Portfolio is liquidated.

VIP Growth Strategies Portfolio will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed its classes' existing voluntary expense caps. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

All of the current investments of VIP Growth Strategies Portfolio are permissible investments for VIP Mid Cap Portfolio. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio due to the Reorganization that occur prior to the Closing Date will be borne by VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio, respectively, notwithstanding the voluntary expense cap in place with respect to each class of VIP Growth Strategies Portfolio. Any transaction costs associated with portfolio adjustments to VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to VIP Mid Cap Portfolio that occur after the Closing Date will be borne by VIP Mid Cap Portfolio. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on VIP Growth Strategies Portfolio shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives, strategies, and policies of the funds;

(2) the historical performance of the funds;

(3) the fees and expenses and the relative expense ratios of the funds;

(4) the potential benefit of the Reorganization to shareholders of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund's Board at a meeting of the Board held on September 17, 2014. In proposing the Reorganization, FMR advised the Board of VIP Growth Strategies Portfolio that the Reorganization will permit VIP Growth Strategies Portfolio shareholders to pursue similar investment goals in a larger combined fund that has a similar investment objective. The Board of VIP Growth Strategies Portfolio considered that VIP Growth Strategies Portfolio shareholders would be expected to benefit from a reduction in net expenses of approximately 0.26% of average net assets, including a reduction in management fees of 0.05% of average net assets (based on data for the twelve months ended June 30, 2014). FMR advised the Board of VIP Mid Cap Portfolio that the expenses of VIP Mid Cap Portfolio are not expected to increase following the Reorganization. In recommending the Reorganization, FMR advised each fund's Board that the Reorganization would help streamline Fidelity's VIP product line, by combining a smaller fund that has not attracted shareholder interest into a larger fund, reducing the number of funds managed by FMR. Each fund's Board considered that the merger will qualify as a tax-free reorganization for federal income tax purposes.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Holders of Initial Class, Service Class, Service Class 2, and Investor Class shares of VIP Growth Strategies Portfolio will receive, respectively, Initial Class, Service Class, Service Class 2, and Investor Class shares of VIP Mid Cap Portfolio.

VIP Mid Cap Portfolio is a series of Variable Insurance Products Fund III. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of VIP Mid Cap Portfolio represents an equal proportionate interest with each other share of the fund, and each such share of VIP Mid Cap Portfolio is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of VIP Mid Cap Portfolio is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of VIP Mid Cap Portfolio have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trusts - Shareholder Liability" section of the fund's Statements of Additional Information, which is incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trusts - Voting Rights" and the "Distributions and Taxes" sections, respectively, of VIP Mid Cap Portfolio's Statements of Additional Information, which are incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of VIP Mid Cap Portfolio's Prospectuses, which is incorporated herein by reference.

Federal Income Tax Considerations

For purposes of this section, the term "shareholder" means the Variable Account that has actual economic ownership of the relevant fund's shares and does not mean the variable product owner. The exchange of VIP Growth Strategies Portfolio's assets for VIP Mid Cap Portfolio's shares and the assumption of the liabilities of VIP Growth Strategies Portfolio by VIP Mid Cap Portfolio is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio, substantially to the effect that:

(i) The acquisition by VIP Mid Cap Portfolio of substantially all of the assets of VIP Growth Strategies Portfolio in exchange solely for VIP Mid Cap Portfolio shares and the assumption by VIP Mid Cap Portfolio of all liabilities of VIP Growth Strategies Portfolio followed by the distribution of VIP Mid Cap Portfolio shares to the VIP Growth Strategies Portfolio shareholders in exchange for their VIP Growth Strategies Portfolio shares in complete liquidation and termination of VIP Growth Strategies Portfolio will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) VIP Growth Strategies Portfolio will recognize no gain or loss upon the transfer of substantially all of its assets to VIP Mid Cap Portfolio in exchange solely for VIP Mid Cap Portfolio shares and the assumption by VIP Mid Cap Portfolio of all liabilities of VIP Growth Strategies Portfolio, except that VIP Growth Strategies Portfolio may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) VIP Growth Strategies Portfolio will recognize no gain or loss upon the distribution to its shareholders of the VIP Mid Cap Portfolio shares received by VIP Growth Strategies Portfolio in the Reorganization;

(iv) VIP Mid Cap Portfolio will recognize no gain or loss upon the receipt of the assets of VIP Growth Strategies Portfolio in exchange solely for VIP Mid Cap Portfolio shares and the assumption of all liabilities of VIP Growth Strategies Portfolio;

(v) The adjusted basis to VIP Mid Cap Portfolio of the assets of VIP Growth Strategies Portfolio received by VIP Mid Cap Portfolio in the Reorganization will be the same as the adjusted basis of those assets in the hands of VIP Growth Strategies Portfolio immediately before the exchange;

(vi) VIP Mid Cap Portfolio's holding periods with respect to the assets of VIP Growth Strategies Portfolio that VIP Mid Cap Portfolio acquires in the Reorganization will include the respective periods for which those assets were held by VIP Growth Strategies Portfolio (except where investment activities of VIP Mid Cap Portfolio have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The VIP Growth Strategies Portfolio shareholders will recognize no gain or loss upon receiving VIP Mid Cap Portfolio shares in exchange solely for VIP Growth Strategies Portfolio shares;

(viii) The aggregate basis of the VIP Mid Cap Portfolio shares received by a VIP Growth Strategies Portfolio shareholder in the Reorganization will be the same as the aggregate basis of the VIP Growth Strategies Portfolio shares surrendered by the VIP Growth Strategies Portfolio shareholder in exchange therefor; and

(ix) A VIP Growth Strategies Portfolio shareholder's holding period for the VIP Mid Cap Portfolio shares received by the VIP Growth Strategies Portfolio shareholder in the Reorganization will include the holding period during which the VIP Growth Strategies Portfolio shareholder held VIP Growth Strategies Portfolio shares surrendered in exchange therefor, provided that the VIP Growth Strategies Portfolio shareholder held such shares as a capital asset on the date of the Reorganization.

In addition, the Reorganization should not be a taxable event to the variable product owners. Variable product owners are still advised to consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing relates only to the federal income tax consequences of the Reorganization, variable product owners also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio are diversified series of Variable Insurance Products Fund III, an open-end management investment company organized as a Massachusetts business trust on July 14, 1994. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, governed by the same Declaration of Trust, the rights of the security holders of VIP Growth Strategies Portfolio under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trusts" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of VIP Mid Cap Portfolio Following the Reorganization

FMR does not expect VIP Mid Cap Portfolio to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to VIP Mid Cap Portfolio's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve VIP Mid Cap Portfolio in their current capacities. Tom Allen, who is currently the portfolio manager of VIP Mid Cap Portfolio, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio as of October 31, 2014, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of October 31, 2014, the net assets of VIP Growth Strategies Portfolio was $35,886,767, or 0.4% of VIP Mid Cap Portfolio.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
VIP Growth Strategies PortfolioA
Initial Class	$ 7,390,734	$ 13.73	538,216
Service Class	$ 80,231	$ 13.67	5,870
Service Class 2	$ 6,888,348	$ 13.29	518,437
Investor Class	$ 21,527,454	$ 13.60	1,582,978
VIP Mid Cap Portfolio
Initial Class	$ 1,442,628,116	$ 36.92	39,079,404
Service Class	$ 611,915,517	$ 36.65	16,697,856
Service Class 2	$ 6,199,657,601	$ 36.02	172,098,958
Investor Class	$ 494,848,602	$ 36.75	13,466,596
VIP Mid Cap Portfolio Pro Forma Combined Fund
Initial Class	$ 1,450,018,850	$ 36.92	39,279,586
Service Class	$ 611,995,748	$ 36.65	16,700,045
Service Class 2	$ 6,206,545,949	$ 36.02	172,290,195
Investor Class	$ 516,376,056	$ 36.75	14,052,377

A Estimated one time reorganization costs are $23,316. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

The table above assumes that the Reorganization occurred on October 31, 2014. The table is for information purposes only. No assurance can be given as to how many VIP Mid Cap Portfolio shares will be received by shareholders of VIP Growth Strategies Portfolio on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of VIP Mid Cap Portfolio that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on September 17, 2014. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio and that the interests of existing shareholders of VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, VIP Growth Strategies Portfolio will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Variable Insurance Products Fund III may consider other proposals for the reorganization or liquidation of the fund.

The Board of Trustees of VIP Growth Strategies Portfolio unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

VIP Mid Cap Portfolio's financial highlights for the fiscal year ended December 31, 2013 (audited), updated to include semiannual data for the six month period ended June 30, 2014 (unaudited), are shown in the tables below:

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 36.39	$ 30.55	$ 29.08	$ 32.69	$ 25.54	$ 18.43
Income from Investment Operations
Net investment income (loss) E	.06	.18	.29	.08	.11	.12
Net realized and unrealized gain (loss)	1.75	10.57	3.99	(3.55)	7.24	7.26
Total from investment operations	1.81	10.75	4.28	(3.47)	7.35	7.38
Distributions from net investment income	-	(.19)	(.20) H	(.08)	(.11)	(.15)
Distributions from net realized gain	(.56)	(4.72)	(2.61) H	(.06)	(.09)	(.12)
Total distributions	(.56)	(4.91)	(2.81)	(.14)	(.20)	(.27) J
Net asset value, end of period	$ 37.64	$ 36.39	$ 30.55	$ 29.08	$ 32.69	$ 25.54
Total Return B, C, D	5.11%	36.23%	14.83%	(10.61)%	28.83%	40.09%
Ratios to Average Net Assets F, I
Expenses before reductions	.63% A	.64%	.65%	.66%	.66%	.68%
Expenses net of fee waivers, if any	.63% A	.64%	.65%	.66%	.66%	.68%
Expenses net of all reductions	.63% A	.63%	.63%	.65%	.66%	.68%
Net investment income (loss)	.36% A	.52%	.90%	.25%	.40%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,495,964	$ 1,489,788	$ 1,217,359	$ 1,085,843	$ 1,372,063	$ 1,053,796
Portfolio turnover rate G	164% A	132%	187%	84%	25%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by FMR or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by FMR but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.115 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 36.16	$ 30.39	$ 28.93	$ 32.52	$ 25.40	$ 18.33
Income from Investment Operations
Net investment income (loss) E	.05	.15	.25	.05	.08	.09
Net realized and unrealized gain (loss)	1.73	10.49	3.98	(3.54)	7.21	7.23
Total from investment operations	1.78	10.64	4.23	(3.49)	7.29	7.32
Distributions from net investment income	-	(.15)	(.16) H	(.05)	(.08)	(.13)
Distributions from net realized gain	(.56)	(4.72)	(2.61) H	(.06)	(.09)	(.12)
Total distributions	(.56)	(4.87)	(2.77)	(.10) K	(.17)	(.25) J
Net asset value, end of period	$ 37.38	$ 36.16	$ 30.39	$ 28.93	$ 32.52	$ 25.40
Total Return B, C, D	5.06%	36.06%	14.75%	(10.72)%	28.75%	39.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.73% A	.74%	.75%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.73% A	.74%	.75%	.76%	.76%	.78%
Expenses net of all reductions	.73% A	.73%	.73%	.75%	.75%	.78%
Net investment income (loss)	.26% A	.42%	.80%	.15%	.30%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 642,795	$ 638,612	$ 525,875	$ 566,560	$ 749,636	$ 688,509
Portfolio turnover rate G	164% A	132%	187%	84%	25%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by FMR or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by FMR but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.25 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.115 per share.

K Total distributions of $.10 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.055 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.60	$ 29.98	$ 28.58	$ 32.13	$ 25.10	$ 18.12
Income from Investment Operations
Net investment income (loss) E	.02	.09	.20	- K	.04	.06
Net realized and unrealized gain (loss)	1.70	10.35	3.93	(3.49)	7.12	7.13
Total from investment operations	1.72	10.44	4.13	(3.49)	7.16	7.19
Distributions from net investment income	-	(.10)	(.12) I	(.01)	(.04)	(.10)
Distributions from net realized gain	(.56)	(4.72)	(2.61) I	(.06)	(.09)	(.12)
Total distributions	(.56)	(4.82)	(2.73)	(.06) M	(.13)	(.21) L
Net asset value, end of period	$ 36.76	$ 35.60	$ 29.98	$ 28.58	$ 32.13	$ 25.10
Total Return B, C, D	4.97%	35.87%	14.56%	(10.85)%	28.57%	39.75%
Ratios to Average Net Assets F, J
Expenses before reductions	.88% A	.89%	.90%	.91%	.91%	.93%
Expenses net of fee waivers, if any	.88% A	.89%	.90%	.91%	.91%	.93%
Expenses net of all reductions	.88% A	.88%	.88%	.90%	.90%	.93%
Net investment income (loss)	.11% A	.27%	.65%	-% H	.15%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,614,709	$ 6,574,623	$ 5,335,565	$ 4,888,475	$ 5,507,254	$ 4,840,547
Portfolio turnover rate G	164% A	132%	187%	84%	25%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by FMR or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by FMR but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.21 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.115 per share.

M Total distributions of $.06 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.055 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 36.25	$ 30.46	$ 29.00	$ 32.60	$ 25.47	$ 18.38
Income from Investment Operations
Net investment income (loss) E	.05	.15	.26	.05	.09	.10
Net realized and unrealized gain (loss)	1.74	10.52	3.98	(3.54)	7.22	7.24
Total from investment operations	1.79	10.67	4.24	(3.49)	7.31	7.34
Distributions from net investment income	-	(.16)	(.17) H	(.06)	(.09)	(.13)
Distributions from net realized gain	(.56)	(4.72)	(2.61) H	(.06)	(.09)	(.12)
Total distributions	(.56)	(4.88)	(2.78)	(.11) K	(.18)	(.25) J
Net asset value, end of period	$ 37.48	$ 36.25	$ 30.46	$ 29.00	$ 32.60	$ 25.47
Total Return B, C, D	5.07%	36.08%	14.74%	(10.70)%	28.76%	39.98%
Ratios to Average Net Assets F, I
Expenses before reductions	.72% A	.73%	.74%	.74%	.75%	.78%
Expenses net of fee waivers, if any	.72% A	.72%	.74%	.74%	.74%	.78%
Expenses net of all reductions	.71% A	.71%	.72%	.73%	.74%	.78%
Net investment income (loss)	.28% A	.44%	.82%	.17%	.32%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 506,165	$ 470,265	$ 312,004	$ 314,362	$ 355,842	$ 233,498
Portfolio turnover rate G	164% A	132%	187%	84%	25%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by FMR or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by FMR but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.25 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.115 per share.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.055 per share.

VIP Mid Cap Portfolio's financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP contained in the fund's Annual Report to Shareholders and the unaudited financial statements contained in the fund's Semiannual Report to Shareholders, which are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

VIP Growth Strategies Portfolio's financial highlights for the fiscal year ended December 31, 2013, which have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders, are included in the fund's prospectuses. The financial highlights are updated to include the corresponding semiannual data (unaudited) included in the Semiannual Report to Shareholders for the six month period ended June 30, 2014. VIP Growth Strategies Portfolio's updated financial highlights are incorporated herein by reference.

The financial highlights audited by PricewaterhouseCoopers LLP and Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust's Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card or voting instruction form on or about January 20, 2015. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trust.

For VIP Growth Strategies Portfolio, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be paid by the fund, provided the expenses do not exceed a class's existing voluntary expense cap of 0.90%, Initial Class; 1.00%, Service Class; 1.15%, Service Class 2; and 0.98%, Investor Class. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

The fund will reimburse insurance companies and others for their reasonable expenses in forwarding solicitation material to variable product owners. The costs are allocated on a pro rata basis to each class of a fund based on the net assets of each class relative to the total net assets of the fund.

For a free copy of each fund's annual report for the fiscal year ended December 31, 2013 and semiannual report for the fiscal period ended June 30, 2014 call 1-877-208-0098, log-on to www.advisor.fidelity.com, or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on January 20, 2015 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card or voting instruction form is executed and returned, it may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card or voting instruction form, or by attending the Meeting and voting in person.

All voting instructions solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card or voting instruction form, it will be voted FOR the matters specified on the proxy card or voting instruction form. All shares that are voted and votes to ABSTAIN will be counted towards establishing a quorum. Most insurance companies will vote all of their shares held in Variable Accounts in the same proportion as the voting instructions actually received from variable product owners. See page 20.

One-third of the fund's outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the Meeting. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted AGAINST the proposed adjournment.

FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR the proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Shares of the trust are currently sold only to life insurance companies. Each company holds its shares in a Variable Account, which serves as the funding vehicle for its variable insurance products. In accordance with its view of present applicable law, each company will vote its shares held in its respective Variable Account at the Meeting in accordance with instructions received from persons having a voting interest in the Variable Account. Those persons who have a voting interest as of the close of business on January 20, 2015, will be entitled to submit instructions to their company.

Fund shares held in a Variable Account for which no timely instructions are received will be voted by most companies in proportion to the voting instructions that are received with respect to all variable product owners with a voting interest in a Variable Account. This means that a small number of votes could determine the outcome.

Accordingly, if you wish to vote, you should complete the enclosed proxy card or voting instruction form as a participant in a Variable Account. All forms which are properly executed and received prior to the Meeting, and which are not revoked, will be voted as described above. If the enclosed proxy card or voting instruction form is executed and returned, it may nevertheless be revoked at any time prior to the Meeting by written notification received by your company, by execution of a later-dated proxy card or voting instruction form received by your company, or by attending the Meeting and voting in person.

Share Ownership

As of November 30, 2014, shares of each class of [each fund] issued and outstanding were as follows:

Number of Shares
VIP Growth Strategies Portfolio: Initial Class
VIP Growth Strategies Portfolio: Service Class
VIP Growth Strategies Portfolio: Service Class 2
VIP Growth Strategies Portfolio: Investor Class
VIP Mid Cap Portfolio: Initial Class
VIP Mid Cap Portfolio: Service Class
VIP Mid Cap Portfolio: Service Class 2
VIP Mid Cap Portfolio: Investor Class

[As of November 30, 2014, the Trustees, Member of the Advisory Board, and officers of [[the/each] fund/[Name(s) of Fund(s)]] owned, in the aggregate, less than __% of [the/each] fund's total outstanding shares.]

[As of November 30, 2014, the following owned of record and/or beneficially 5% or more of the outstanding shares of a class:]

[As of November 30, 2014, approximately ____% of [the fund/[Name of Fund]]'s total outstanding shares was held of record and/or beneficially by [Name of Shareholder], [City], [State][; approximately ___% of [the fund/[Name of Fund]]'s total outstanding shares was held of record and/or beneficially by [Name of Shareholder], [City], [State]; and approximately ___% of [the fund/[Name of Fund]]'s total outstanding shares was held of record and/or beneficially by [Name of Shareholder], [City], [State]].]

[A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]

[To the knowledge of the trust and [Name of Registrant], no [other] shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date. [It is not anticipated that any of the above shareholders will own of record and/or beneficially 5% or more of the outstanding shares of the combined fund as a result of the Reorganization.]/[If the Reorganization became effective on _____, [Owner Name] would have owned of record and/or beneficially _____% of the outstanding shares of the combined fund.]]

Required Vote

Approval of the Reorganization requires the affirmative vote of a "majority of the outstanding voting securities" of VIP Growth Strategies Portfolio. Under the 1940 Act, the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN will have the same effect as votes cast AGAINST the proposal.

Other Business

The Board knows of no business other than the matter set forth in this Proxy Statement to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of VIP Mid Cap Portfolio shares have been passed upon by Dechert LLP, counsel to the trust.

Experts

The audited financial statements of VIP Growth Strategies Portfolio are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund's Annual Report to Shareholders for the fiscal year ended December 31, 2013. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting. The unaudited financial statements for VIP Growth Strategies Portfolio for the six-month period ended June 30, 2014 are also incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

The audited financial statements of VIP Mid Cap Portfolio are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund's Annual Report to Shareholders for the fiscal year ended December 31, 2013. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting. The unaudited financial statements for VIP Growth Strategies Portfolio for the six-month period ended June 30, 2014 are also incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Notice to Insurance Companies

Please advise Variable Insurance Products Fund III, in care of Client Services at 1-877-208-0098, whether other persons are variable product owners with respect to fund shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the variable product owners.

Exhibit 1

Form of Agreement and Plan of Reorganization of Growth Strategies Portfolio

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of ______, 2015, by and between Variable Insurance Products Fund III, a Massachusetts business trust, on behalf of its series Growth Strategies Portfolio (the Acquired Fund) and Mid Cap Portfolio (the Acquiring Fund). Variable Insurance Products Fund III may be referred to herein as the "Trust." The Trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the "Funds" or each individually as the "Fund."

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund's liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the "Reorganization."

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquired Fund dated April 30, 2014, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at December 31, 2013, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund's results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of December 31, 2013 and those incurred in the ordinary course of the Acquired Fund's business as an investment company since December 31, 2013;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Trust on Form N-14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund's Statements of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund's portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquiring Fund, dated April 30, 2014, as supplemented, previously furnished to the Acquired Fund did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at December 31, 2013, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund's results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of December 31, 2013 and those incurred in the ordinary course of the Acquiring Fund's business as an investment company since December 31, 2013;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund's officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on [December 31, 2015];

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund's Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders' shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund's Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on the Acquiring Fund's share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder's account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund's share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund's books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquiring Fund Prospectuses and Statements of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5. FEES; EXPENSES.

(a) The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement, provided that they do not exceed each class's voluntary expense cap. Expenses exceeding each class's voluntary expense cap will be paid by FMR (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund provided that they do not exceed each class's voluntary expense cap. Expenses exceeding each class's voluntary expense cap will be paid by FMR (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trust, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on April 24, 2015, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That the Acquired Fund furnishes to the Acquiring Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That the Acquired Fund furnishes the Acquiring Fund with copies of the resolutions, certified by an authorized officer of the Trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquired Fund shall deliver to the Acquiring Fund at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on the Acquired Fund's behalf by its Treasurer or Assistant Treasurer;

(e) That the Acquired Fund's custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquired Fund's transfer agent shall deliver to the Acquiring Fund at the Closing a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h) That the Acquired Fund delivers to the Acquiring Fund a certificate of an authorized officer of the Trust, dated as of the Closing Date, that there has been no material adverse change in the Acquired Fund's financial position since December 31, 2013, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That the Acquiring Fund furnishes to the Acquired Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund's Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, and including "no action" positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund's holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder's holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund's Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

Fidelity is a registered service mark of FMR LLC. © 2015 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.9862648.100 VIPAG-PXS-0115

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Mid Cap Portfolio

Prospectus

April 30, 2014

Contents

Fund Summary	(Click Here)	VIP Mid Cap Portfolio
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Dividends and Capital Gain Distributions
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights
	(Click Here)	Additional Index Information

Prospectus

Fund Summary

Fund/Class:
VIP Mid Cap Portfolio/Initial Class, Service Class, Service Class 2

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees (fees paid directly from your investment)	Not Applicable

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.09%	0.09%	0.09%
Total annual operating expenses	0.64%	0.74%	0.89%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Initial Class

Service Class

Service Class 2

1 year	$ 65	$ 76	$ 91
3 years	$ 205	$ 237	$ 284
5 years	$ 357	$ 411	$ 493
10 years	$ 798	$ 918	$ 1,096

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	24.92%	18.30%	12.70%	15.63%	-39.44%	40.09%	28.83%	-10.61%	14.83%	36.23%

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	19.29%	June 30, 2009
Lowest Quarter Return	-23.63%	December 31, 2008

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Initial Class	36.23%	20.34%	11.40%
Service Class	36.06%	20.23%	11.29%
Service Class 2	35.87%	20.05%	11.12%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	33.50%	21.89%	10.36%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Tom Allen (portfolio manager) has managed the fund since June 2001.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Prospectus

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. The Adviser may also invest the fund's assets in companies with smaller or larger market capitalizations.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Prospectus

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

VIP Mid Cap Portfolio seeks long-term growth of capital.

Shareholder Notice

The following is subject to change only upon 60 days' prior notice to shareholders:

VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

Valuing Shares

The fund is open for business each day the NYSE is open.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets (as well as assets held by an underlying Fidelity non-money market fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. Assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund's excessive trading policy (described below), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund's policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The fund's excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund's Treasurer to be reasonably effective.

The fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Prospectus

Shareholder Information - continued

Buying Shares

The price to buy one share is its NAV. Initial Class, Service Class, and Service Class 2 shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which Fidelity serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which Fidelity serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in February and December.

Any dividends and capital gain distributions will be automatically reinvested in additional shares.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

The Adviser is the fund's manager. The address of the Adviser and its affiliates, unless otherwise indicated below, is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2013, the Adviser had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of the Adviser. As of December 31, 2013, FMRC had approximately $866.5 billion in discretionary assets under management.

Other investment advisers assist the Adviser with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of the Adviser.

Tom Allen is portfolio manager of the fund, which he has managed since June 2001. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2013, the group fee rate was 0.25%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 2013, was 0.55% of the fund's average net assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future.

The Adviser pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2013.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Prospectus

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  Distribution and/or service (12b-1) fees.
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries, including its affiliates, for providing support services that benefit variable product owners.

If payments made by the Adviser to FDC or to intermediaries under Initial Class's Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Any fees paid out of Service Class's and Service Class 2's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

In addition, each Service Class and Service Class 2 plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

VIP Mid Cap Portfolio - Initial Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.55	$ 29.08	$ 32.69	$ 25.54	$ 18.43
Income from Investment Operations
Net investment income (loss) C	.18	.29	.08	.11	.12
Net realized and unrealized gain (loss)	10.57	3.99	(3.55)	7.24	7.26
Total from investment operations	10.75	4.28	(3.47)	7.35	7.38
Distributions from net investment income	(.19)	(.20) F	(.08)	(.11)	(.15)
Distributions from net realized gain	(4.72)	(2.61) F	(.06)	(.09)	(.12)
Total distributions	(4.91)	(2.81)	(.14)	(.20)	(.27) H
Net asset value, end of period	$ 36.39	$ 30.55	$ 29.08	$ 32.69	$ 25.54
Total Return A, B	36.23%	14.83%	(10.61)%	28.83%	40.09%
Ratios to Average Net Assets D, G
Expenses before reductions	.64%	.65%	.66%	.66%	.68%
Expenses net of fee waivers, if any	.64%	.65%	.66%	.66%	.68%
Expenses net of all reductions	.63%	.63%	.65%	.66%	.68%
Net investment income (loss)	.52%	.90%	.25%	.40%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,489,788	$ 1,217,359	$ 1,085,843	$ 1,372,063	$ 1,053,796
Portfolio turnover rate E	132%	187%	84%	25%	57%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.115 per share.

Prospectus

Appendix - continued

VIP Mid Cap Portfolio - Service Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.39	$ 28.93	$ 32.52	$ 25.40	$ 18.33
Income from Investment Operations
Net investment income (loss) C	.15	.25	.05	.08	.09
Net realized and unrealized gain (loss)	10.49	3.98	(3.54)	7.21	7.23
Total from investment operations	10.64	4.23	(3.49)	7.29	7.32
Distributions from net investment income	(.15)	(.16) F	(.05)	(.08)	(.13)
Distributions from net realized gain	(4.72)	(2.61) F	(.06)	(.09)	(.12)
Total distributions	(4.87)	(2.77)	(.10) I	(.17)	(.25) H
Net asset value, end of period	$ 36.16	$ 30.39	$ 28.93	$ 32.52	$ 25.40
Total Return A, B	36.06%	14.75%	(10.72)%	28.75%	39.96%
Ratios to Average Net Assets D, G
Expenses before reductions	.74%	.75%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.74%	.75%	.76%	.76%	.78%
Expenses net of all reductions	.73%	.73%	.75%	.75%	.78%
Net investment income (loss)	.42%	.80%	.15%	.30%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 638,612	$ 525,875	$ 566,560	$ 749,636	$ 688,509
Portfolio turnover rate E	132%	187%	84%	25%	57%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.115 per share.

I Total distributions of $.10 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.055 per share.

Prospectus

VIP Mid Cap Portfolio - Service Class 2

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.98	$ 28.58	$ 32.13	$ 25.10	$ 18.12
Income from Investment Operations
Net investment income (loss) C	.09	.20	- I	.04	.06
Net realized and unrealized gain (loss)	10.35	3.93	(3.49)	7.12	7.13
Total from investment operations	10.44	4.13	(3.49)	7.16	7.19
Distributions from net investment income	(.10)	(.12) G	(.01)	(.04)	(.10)
Distributions from net realized gain	(4.72)	(2.61) G	(.06)	(.09)	(.12)
Total distributions	(4.82)	(2.73)	(.06) K	(.13)	(.21) J
Net asset value, end of period	$ 35.60	$ 29.98	$ 28.58	$ 32.13	$ 25.10
Total Return A, B	35.87%	14.56%	(10.85)%	28.57%	39.75%
Ratios to Average Net Assets D, H
Expenses before reductions	.89%	.90%	.91%	.91%	.93%
Expenses net of fee waivers, if any	.89%	.90%	.91%	.91%	.93%
Expenses net of all reductions	.88%	.88%	.90%	.90%	.93%
Net investment income (loss)	.27%	.65%	-% F	.15%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,574,623	$ 5,335,565	$ 4,888,475	$ 5,507,254	$ 4,840,547
Portfolio turnover rate E	132%	187%	84%	25%	57%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.115 per share.

K Total distributions of $.06 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.055 per share.

Prospectus

Appendix - continued

Additional Index Information

S&P MidCap 400 Index is a market capitalization-weighted index of 400 mid cap stocks of U.S. companies chosen for market size, liquidity, and industry group representation.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-07205

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.798001.110 VMC-PRO-0414

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity® Variable Insurance Products

Investor Class

Mid Cap Portfolio

Prospectus

April 30, 2014

Contents

Fund Summary	(Click Here)	VIP Mid Cap Portfolio
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Dividends and Capital Gain Distributions
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights
	(Click Here)	Additional Index Information

Prospectus

Fund Summary

Fund/Class:
VIP Mid Cap Portfolio/Investor Class

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees (fees paid directly from your investment)	Not Applicable

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.18%
Total annual operating expenses	0.73%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns

Calendar Years	2006	2007	2008	2009	2010	2011	2012	2013
	12.59%	15.46%	-39.50%	39.98%	28.76%	-10.70%	14.74%	36.08%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.23%	June 30, 2009
Lowest Quarter Return	-23.68%	December 31, 2008

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Life of classA
Investor Class	36.08%	20.24%	9.66%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	33.50%	21.89%	9.40%

A From July 21, 2005.

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Tom Allen (portfolio manager) has managed the fund since June 2001.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Prospectus

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. The Adviser may also invest the fund's assets in companies with smaller or larger market capitalizations.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Prospectus

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

VIP Mid Cap Portfolio seeks long-term growth of capital.

Shareholder Notice

The following is subject to change only upon 60 days' prior notice to shareholders:

VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

Valuing Shares

The fund is open for business each day the NYSE is open.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets (as well as assets held by an underlying Fidelity non-money market fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. Assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund's excessive trading policy (described below), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund's policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The fund's excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund's Treasurer to be reasonably effective.

The fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Prospectus

Shareholder Information - continued

Buying Shares

The price to buy one share is its NAV. Investor Class shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which Fidelity serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which Fidelity serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in February and December.

Any dividends and capital gain distributions will be automatically reinvested in additional shares.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

The Adviser is the fund's manager. The address of the Adviser and its affiliates, unless otherwise indicated below, is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2013, the Adviser had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of the Adviser. As of December 31, 2013, FMRC had approximately $866.5 billion in discretionary assets under management.

Other investment advisers assist the Adviser with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of the Adviser.

Tom Allen is portfolio manager of the fund, which he has managed since June 2001. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2013, the group fee rate was 0.25%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 2013, was 0.55% of the fund's average net assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future.

The Adviser pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2013.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Investor Class shares.

Prospectus

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary. These payments are described in more detail in this section and in the SAI.

Investor Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class shares and/or support services that benefit variable product owners. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Investor Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Investor Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Selected Per-Share Data and Ratios

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.46	$ 29.00	$ 32.60	$ 25.47	$ 18.38
Income from Investment Operations
Net investment income (loss) C	.15	.26	.05	.09	.10
Net realized and unrealized gain (loss)	10.52	3.98	(3.54)	7.22	7.24
Total from investment operations	10.67	4.24	(3.49)	7.31	7.34
Distributions from net investment income	(.16)	(.17) F	(.06)	(.09)	(.13)
Distributions from net realized gain	(4.72)	(2.61) F	(.06)	(.09)	(.12)
Total distributions	(4.88)	(2.78)	(.11) I	(.18)	(.25) H
Net asset value, end of period	$ 36.25	$ 30.46	$ 29.00	$ 32.60	$ 25.47
Total Return A, B	36.08%	14.74%	(10.70)%	28.76%	39.98%
Ratios to Average Net Assets D, G
Expenses before reductions	.73%	.74%	.74%	.75%	.78%
Expenses net of fee waivers, if any	.72%	.74%	.74%	.74%	.78%
Expenses net of all reductions	.71%	.72%	.73%	.74%	.78%
Net investment income (loss)	.44%	.82%	.17%	.32%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 470,265	$ 312,004	$ 314,362	$ 355,842	$ 233,498
Portfolio turnover rate E	132%	187%	84%	25%	57%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.115 per share.

I Total distributions of $.11 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.055 per share.

Prospectus

Additional Index Information

S&P MidCap 400 Index is a market capitalization-weighted index of 400 mid cap stocks of U.S. companies chosen for market size, liquidity, and industry group representation.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-07205

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.906035.104 VIPMID-INV-PRO-0414

Growth Strategies Portfolio

Mid Cap Portfolio

(Series of Variable Insurance Products Fund III)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

January 20, 2015

This Statement of Additional Information (SAI), relates to the proposed acquisition of Growth Strategies Portfolio by Mid Cap Portfolio, series of Variable Insurance Products Fund III. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Mid Cap Portfolio will acquire all of the assets of Growth Strategies Portfolio and assume all of Growth Strategies Portfolio's liabilities, in exchange solely for corresponding shares of beneficial interest in Mid Cap Portfolio.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Corporation, 100 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

  The Prospectus (Initial Class, Service Class, and Service Class 2) of Mid Cap Portfolio dated April 30, 2014, which was previously filed via
  EDGAR (Accession No. 0000320351-14-000057).
  The Prospectus (Investor Class) of Mid Cap Portfolio dated April 30, 2014, which was previously filed via EDGAR (Accession No. 0000320351-14-000057).
  The Statement of Additional Information (Initial Class, Service Class, and Service Class 2) of Mid Cap Portfolio dated April 30, 2014, as supplemented, which was previously filed via EDGAR (Accession No. 0000320351-14-000057).
  The Statement of Additional Information (Investor Class) of Mid Cap Portfolio dated April 30, 2014, as supplemented, which was previously filed via EDGAR (Accession No. 0000320351-14-000057).
  The Prospectus (Initial Class, Service Class, and Service Class 2) of Growth Strategies Portfolio dated April 30, 2014, as supplemented, which was previously filed via EDGAR (Accession No. 0000320351-14-000057).
  The Prospectus (Investor Class) of Growth Strategies Portfolio dated April 30, 2014, as supplemented, which was previously filed via EDGAR (Accession No. 0000320351-14-000057).
  The Statement of Additional Information (Initial Class, Service Class, and Service Class 2) of Growth Strategies Portfolio dated April 30, 2014, as supplemented, which was previously filed via EDGAR (Accession No. 0000320351-14-000057).
  The Statement of Additional Information (Investor Class) of Growth Strategies Portfolio dated April 30, 2014, as supplemented, which was previously filed via EDGAR (Accession No. 0000320351-14-000057).
  The Financial Statements included in the Annual Report of Mid Cap Portfolio for the fiscal year ended December 31, 2013, which was previously filed via EDGAR (Accession No. 0000927384-14-000010).
  The Unaudited Financial Statements included in the Semiannual Report of Mid Cap Portfolio for the fiscal period ended June 30, 2014, which was previously filed via EDGAR (Accession No. 0000081205-14-000034).
  The Financial Statements included in the Annual Report of Growth Strategies Portfolio for the fiscal year ended December 31, 2013, which was previously filed via EDGAR (Accession No. 0000927384-14-000010).
  The Unaudited Financial Statements included in the Semiannual Report of Growth Strategies Portfolio for the fiscal period ended June 30, 2014, which was previously filed via EDGAR (Accession No. 0000081205-14-000034).

PRO FORMA FINANCIAL STATEMENTS

The pro forma financial statements required by Rule 11-01 of Regulation S-X have not been prepared and included in this SAI because, as of October 31, 2014, the net asset value of Growth Strategies Portfolio does not exceed ten percent (10%) of the net asset value of Mid Cap Portfolio.

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1) (1) Amended and Restated Declaration of Trust, dated November 13, 2002, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 28.

(2) Certificate of Amendment to the Declaration of Trust, dated December 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 30.

(3) Certificate of Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 38.

(2) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(3) Not applicable.

(4) Agreement and Plan of Reorganization between Variable Insurance Products Fund III: Growth Strategies Portfolio and Variable Insurance Products Fund III: Mid Cap Portfolio is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5) Articles III, X, and XI of the Amended and Restated Declaration of Trust, dated November 13, 2002, are incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 28; Article XII of the Certificate of Amendment to the Declaration of Trust, dated December 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 30; Article VIII of the Certificate of Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 38; and Articles IV and V of the Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(6) (1) Amended and Restated Management Contract, dated August 1, 2013, between Growth Strategies Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 49.

(2) Amended and Restated Management Contract, dated August 1, 2013, between Balanced Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 49.

(3) Amended and Restated Management Contract, dated August 1, 2013, between Dynamic Capital Appreciation Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 49.

(4) Amended and Restated Management Contract, dated August 1, 2013, between Growth & Income Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 49.

(5) Amended and Restated Management Contract, dated August 1, 2013, between Growth Opportunities Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 49.

(6) Amended and Restated Management Contract, dated August 1, 2013, between Mid Cap Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 49.

(7) Amended and Restated Management Contract, dated August 1, 2013, between Value Strategies Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 49.

(8) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Balanced Portfolio, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 13.

(9) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Aggressive Growth Portfolio (currently known as Growth Strategies Portfolio), is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 23.

(10) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Balanced Portfolio, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 23.

(11) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Dynamic Capital Appreciation Portfolio, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 23.

(12) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Growth & Income Portfolio, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 23.

(13) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Growth Opportunities Portfolio, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 23.

(14) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Mid Cap Portfolio, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 23.

(15) Sub-Advisory Agreement, dated February 14, 2002, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Value Strategies Portfolio, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 27.

(16) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(48) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(17) Schedule A, dated August 1, 2014, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(45) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 162.

(18) Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc. (currently known as Fidelity Management & Research (Japan) Limited), on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(50) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(19) Schedule A, dated August 1, 2014, to the Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc. (currently known as Fidelity Management & Research (Japan) Limited), on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(47) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 162.

(20) Amended and Restated Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(27) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 121.

(21) Schedule A, dated August 1, 2014, to the Amended and Restated Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(49) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 162.

(7) (1) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Variable Insurance Products Fund III and Fidelity Distributors Corporation, on behalf of Aggressive Growth Portfolio (currently known as Growth Strategies Portfolio), is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36.

(2) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Variable Insurance Products Fund III and Fidelity Distributors Corporation, on behalf of Balanced Portfolio, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36.

(3) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Variable Insurance Products Fund III and Fidelity Distributors Corporation, on behalf of Dynamic Capital Appreciation Portfolio, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 36.

(4) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Variable Insurance Products Fund III and Fidelity Distributors Corporation, on behalf of Growth & Income Portfolio, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 36.

(5) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Variable Insurance Products Fund III and Fidelity Distributors Corporation, on behalf of Growth Opportunities Portfolio, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 36.

(6) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Variable Insurance Products Fund III and Fidelity Distributors Corporation, on behalf of Mid Cap Portfolio, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 36.

(7) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Variable Insurance Products Fund III and Fidelity Distributors Corporation, on behalf of Value Strategies Portfolio, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 36.

(8) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to shares of the portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products V is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 49 in reliance on Rule 483 (individual service agreements do not differ in any material respect).

(8) Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated through January 16, 2013, is incorporated herein by reference to Exhibit (f) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 114.

(9) (1) Custodian Agreement and Appendix C and E, dated January 1, 2007, between Brown Brothers Harriman & Company and Variable Insurance Products Fund III on behalf of Mid Cap Portfolio are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(2) Appendix A, dated March 13, 2014, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Variable Insurance Products Fund III on behalf of Mid Cap Portfolio is incorporated herein by reference to Exhibit (g)(5) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 247.

(3) Appendix B, dated April 25, 2013, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Variable Insurance Products Fund III on behalf of Mid Cap Portfolio is incorporated herein by reference to Exhibit (g)(6) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 228.

(4) Appendix D, dated August 1, 2009, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Variable Insurance Products Fund III on behalf of Mid Cap Portfolio is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 89.

(5) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Variable Insurance Products Fund III on behalf of Balanced Portfolio, Growth & Income Portfolio, and Growth Strategies Portfolio are incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(6) Appendix A, dated October 27, 2014, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Variable Insurance Products Fund III on behalf of Balanced Portfolio, Growth & Income Portfolio, and Growth Strategies Portfolio is incorporated herein by reference to Exhibit (g)(5) of Fidelity Central Investment Portfolios II LLC's (File No. 811-22083) Amendment No. 22.

(7) Appendix B, dated October 15, 2009, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Variable Insurance Products Fund III on behalf of Balanced Portfolio, Growth & Income Portfolio and Growth Strategies Portfolio is incorporated herein by reference to Exhibit (g)(3) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 123.

(8) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Mellon Bank, N.A. (currently known as The Bank of New York Mellon) and Variable Insurance Products Fund III on behalf of Growth Opportunities Portfolio and Value Strategies Portfolio are incorporated herein by reference to Exhibit (g)(3) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(9) Appendix A, dated November 28, 2012, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Variable Insurance Products Fund III on behalf of Growth Opportunities Portfolio and Value Strategies Portfolio is incorporated herein by reference to Exhibit (g)(6) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 64.

(10) Appendix B, dated April 30, 2013, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Variable Insurance Products Fund III on behalf of Growth Opportunities Portfolio and Value Strategies Portfolio is incorporated herein by reference to Exhibit (g)(17) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 231.

(11) Custodian Agreement and Appendix C and E, dated January 1, 2007, between State Street Bank and Trust Company and Variable Insurance Products Fund III on behalf of Dynamic Capital Appreciation Portfolio are incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(12) Appendix A, dated September 18, 2014, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Variable Insurance Products Fund III on behalf of Dynamic Capital Appreciation Portfolio is incorporated herein by reference to Exhibit (g)(15) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 144.

(13) Appendix B, dated October 20, 2010, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Variable Insurance Products Fund III on behalf of Dynamic Capital Appreciation Portfolio is incorporated herein by reference to Exhibit (g)(13) of Fidelity Advisor Series VII's (File No. 002-67004) Post-Effective Amendment No. 61.

(14) Appendix D, dated October 31, 2012, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Variable Insurance Products Fund III on behalf of Dynamic Capital Appreciation Portfolio is incorporated herein by reference to Exhibit (g)(4) of Fidelity Magellan Fund's (File No. 002-21461) Post-Effective Amendment No. 67.

(10) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Aggressive Growth Portfolio (currently known as Growth Strategies Portfolio): Initial Class is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 22.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Aggressive Growth Portfolio (currently known as Growth Strategies Portfolio): Service Class is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 25.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Aggressive Growth Portfolio (currently known as Growth Strategies Portfolio): Service Class 2 is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 25.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Balanced Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 15.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Balanced Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 25.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Balanced Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 25.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Dynamic Capital Appreciation Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 20.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Dynamic Capital Appreciation Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 25.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Dynamic Capital Appreciation Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 25.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Growth & Income Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 15.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Growth & Income Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 25.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Growth & Income Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 25.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Opportunities Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 15.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Opportunities Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 25.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Opportunities Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 25.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Mid Cap Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 15.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Mid Cap Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 25.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Mid Cap Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 25.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Value Strategies Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 27.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Value Strategies Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 27.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Value Strategies Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 27.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Aggressive Growth Portfolio (currently known as Growth Strategies Portfolio): Investor Class is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 33.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Balanced Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 33.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Dynamic Capital Appreciation Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 33.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Growth & Income Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 33.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Opportunities Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 33.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Mid Cap Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 33.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Value Strategies Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 33.

(29) Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for VIP Funds, dated May 19, 2005, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(1) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 47.

(30) Schedule I (Equity), dated January 21, 2014, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for VIP Funds, dated May 19, 2005, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(2) of Variable Insurance Products Fund's (File No. 002-75010) Post-Effective Amendment No. 75.

(11) Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.

(12) Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13) Not applicable.

(14) (1) Consent of PricewaterhouseCoopers LLP, dated December 2, 2014, is filed herein as Exhibit (14)(1).

(2) Consent of Deloitte & Touche LLP, dated December 2, 2014, is filed herein as Exhibit (14)(2).

(15) Not applicable.

(16) Power of Attorney, dated October 1, 2014, is filed herein as Exhibit 16.

(17) Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 4th day of December 2014.

Variable Insurance Products Fund III
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kenneth B. Robins		President and Treasurer	December 4, 2014
Kenneth B. Robins		(Principal Executive Officer)

/s/Howard J. Galligan III		Chief Financial Officer	December 4, 2014
Howard J. Galligan III		(Principal Financial Officer)

/s/James C. Curvey	*	Trustee	December 4, 2014
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	December 4, 2014
Dennis J. Dirks

/s/Alan J. Lacy	*	Trustee	December 4, 2014
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	December 4, 2014
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	December 4, 2014
Joseph Mauriello

/s/Charles S. Morrison	*	Trustee	December 4, 2014
Charles S. Morrison

/s/Robert W. Selander	*	Trustee	December 4, 2014
Robert W. Selander

/s/Cornelia M. Small	*	Trustee	December 4, 2014
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	December 4, 2014
William S. Stavropoulos

/s/David M. Thomas	*	Trustee	December 4, 2014
David M. Thomas
*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated October 1, 2014 and filed herewith.